SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 325	$ 243	$ 243
Additions	28	82	0
Deductions		0	0
Balance, ending	353	325	243
Provision for current expected credit losses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	345	527	389
Additions	150	90	200
Deductions	(95)	(272)	(62)
Balance, ending	$ 400	$ 345	$ 527